Consolidated statements of comprehensive income (loss) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Consolidated statements of comprehensive income (loss)
Revenues [note 20]	$ 14,531,484	$ 75,009	$ 30,224,328	$ 177,219
Cost of sales [note 7]	10,134,016	78,899	21,628,521	217,333
Gross profit (loss)	4,397,468	(3,890)	8,595,807	(40,114)
Expenses
Research and development	142,315	565,648	219,013	747,549
Selling and marketing expenses	1,802,018	759,290	3,446,227	1,151,128
Office salaries and benefits	2,577,101	674,017	5,131,448	1,026,390
Office and general	1,479,676	335,253	3,024,439	604,460
Professional fees	536,380	638,398	1,265,420	1,438,218
Share-based compensation [note 19]	22,832	10,089	44,111	23,220
Depreciation and amortization	866,173	83,883	1,642,689	167,905
Net finance expense (income) [note 21]	(1,155,106)	(480,335)	17,988	(1,487,453)
Operating expense	6,271,389	2,586,243	14,791,335	3,671,417
Loss before tax	(1,873,921)	(2,590,133)	(6,195,528)	(3,711,531)
Income taxes
Current tax expense (recovery)	4,039	(8,638)	(1,862)	4,449
Deferred tax expense (recovery)	(13,036)	1,780	(16,193)	4,055
Total income tax expense (recovery)	(8,997)	(6,858)	(18,055)	8,504
Net loss for the period	(1,864,924)	(2,583,275)	(6,177,473)	(3,720,035)
Items of comprehensive loss that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	305,363	(224,398)	80,916	(416,534)
Other comprehensive loss, net of tax	305,363	(224,398)	80,916	(416,534)
Total comprehensive loss for the period, net of tax	$ (1,559,561)	$ (2,807,673)	$ (6,096,557)	$ (4,136,569)
Weighted average shares outstanding, Basic (in shares)	802,698	16,246	461,892	9,116
Basic income (loss) per share (in dollars per share)	$ (2.32)	$ (159.01)	$ (13.37)	$ (408.08)
Diluted income (loss) per share (in dollars per share)	$ (2.32)	$ (159.01)	$ (13.37)	$ (408.08)